Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 5,884	$ 5,240	$ 4,547
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of premises, equipment and software	928	779	644
Deferred income taxes	175	77	(50)
Provision for loan losses	643	840	823
Gain on sale of loans, net	(198)	(347)	(591)
Securities gain, net	(133)	(159)
Security amortization, net of accretion	361	456	553
Secondary market loan sale proceeds	6,506	12,393	20,873
Originations of secondary market loans held-for-sale	(6,383)	(12,106)	(20,384)
Bank-owned life insurance	(264)	(253)	(230)
Effects of changes in operating assets and liabilities:
Net deferred loan (fees) costs	(81)	(214)	63
Accrued interest receivable	45	(57)	32
Accrued interest payable	(12)	(39)	(47)
Other assets and liabilities	(308)	339	831
Net cash provided by operating activities	7,163	6,949	7,064
Securities:
Proceeds from repayments, available-for-sale	35,337	36,200	76,220
Proceeds from repayments, held-to-maturity	9,273	1,211
Purchases, available-for-sale	(34,893)	(55,693)	(82,382)
Purchases, held-to-maturity	(3,000)	(8,135)
Proceeds from sale of securities, available-for-sale	2,483	4,309
Proceeds from redemption of restricted stock	849
Loan originations, net of repayments	(33,043)	(14,666)	(40,842)
Proceeds from sale of other real estate		18	26
Property, equipment and software acquisitions	(427)	(1,526)	(953)
Purchase of bank-owned life insurance		(1,000)	(5,000)
Net cash used in investing activities	(23,421)	(39,282)	(52,931)
CASH FLOWS FROM FINANCING ACTIVITIES
Net change in deposits	19,151	5,550	32,021
Net change in short-term borrowings	(2,044)	4,679	6,919
Proceeds from other borrowings	5,000
Repayment of other borrowings	(2,506)	(213)	(6,489)
Cash dividends paid	(2,026)	(1,970)	(1,969)
Proceeds from stock options exercised	7	8	5
Net cash provided by (used in) financing activities	17,582	8,054	30,487
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	1,324	(24,279)	(15,380)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	42,599	66,878	82,258
CASH AND CASH EQUIVALENTS AT END OF YEAR	43,923	42,599	66,878
Cash paid during the year for:
Interest	1,750	2,356	3,155
Income taxes	2,500	2,335	1,690
Noncash investing activities:
Transfer of loans to other real estate owned			56
Transfer of securities from available-for-sale to held-to-maturity		$ 38,930